Related Party Convertible Loan (Details Narrative) (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 02, 2020 $ / shares	Oct. 23, 2018 USD ($) $ / shares	Oct. 23, 2018 CAD ($)	Dec. 31, 2008 USD ($)
Related party unpaid balance			$ 490
Debt conversion price per share | $ / shares				$ 0.05
Related party transaction
President [Member]
Related party advance due					$ 229		$ 561
Related party unpaid balance					261
Related party convertible note payable					$ 490
Debt conversion price per share | $ / shares					$ 0.05
President [Member] | Canadian Currency [Member]
Related party advance due						$ 300